Financing receivables, net (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Financing receivables, net
Financing receivables	$ 246,864
Allowance for financing receivables	(20,766)
Financing receivables, net	226,098
Loans and Leases Receivable, Other Information
Restricted cash related to cash received via consolidated trusts that has not yet been distributed	$ 56,100